Unaudited Condensed Consolidated Statements of Comprehensive Loss - GBP (£) £ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statement of comprehensive income [abstract]
Loss for the period	£ (9,761)	£ (3,966)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(3)	21
Other comprehensive (expense) income for the period	(3)	21
Total comprehensive loss for the period	(9,764)	(3,945)
Attributable to:
Equity holders of the Company	£ (9,764)	£ (3,945)